Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock

9. Redeemable Convertible Preferred Stock

Prior to the Company’s IPO, the Company had issued Series A, Series B, Series C, Series D and Series D-1 redeemable convertible preferred stock (collectively, the “Redeemable Preferred Stock”). The Redeemable Preferred Stock was classified outside of stockholders’ equity (deficit) because the shares contained redemption features that were not solely within the control of the Company.

During 2012, the Company issued 9,670,730 shares of Series D redeemable convertible preferred stock at an issuance price equal to $2.46 per share and received gross proceeds of $23,790. In connection with this financing, the Company paid total issuance costs of $6.

During 2013, the Company issued 2,833,334 shares of Series D-1 redeemable convertible preferred stock at an issuance price equal to $3.00 per share and received gross proceeds of $8,500. In connection with this financing, the Company paid total issuance costs of $6.

On July 10, 2014, the Company effected a 1-for-2.64 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of Redeemable Preferred Stock. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

Redeemable Preferred Stock consisted of the following as of December 31, 2013:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
Series A redeemable convertible preferred stock	1,172,836	1,145,836	$1,146	$1,145	434,028
Series B redeemable convertible preferred stock	3,306,189	3,257,329	6,000	5,989	1,233,835
Series C redeemable convertible preferred stock	10,500,000	10,243,901	21,000	20,973	3,880,260
Series D redeemable convertible preferred stock	16,000,000	15,361,787	37,790	37,742	5,818,850
Series D-1 redeemable convertible preferred stock	3,000,000	2,833,334	8,500	8,495	1,073,232

	33,979,025	32,842,187	$74,436	$74,344	12,440,205

Upon the closing of the Company’s IPO in July 2014, all outstanding shares of the Company’s Redeemable Preferred Stock were converted into 12,440,205 shares of common stock.

Prior to the conversion, the rights and preferences of the Company’s outstanding Redeemable Preferred Stock were as follows:

Voting Rights

The holders of Redeemable Preferred Stock were entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each holder of Redeemable Preferred Stock was entitled to cast the number of votes equal to the number of whole shares of common stock into which such Redeemable Preferred Stock could convert on the record date for determination of stockholders entitled to vote.

Dividends

The holders of the Redeemable Preferred Stock, in order of preference, were entitled to receive, out of funds that were legally available, noncumulative dividends when and if declared by the board of directors. No dividends had been declared by the Company prior to the conversion.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”), the redeemable convertible preferred stockholders were entitled to be paid out of the assets of the Company in the order and preference as specified in the Company’s previous certificate of incorporation, as amended and restated.

Conversion

Each share of Redeemable Preferred Stock was convertible into common stock at the option of the stockholder at any time after the date of issuance and were automatically converted into shares of common stock upon the closing of the Company’s IPO in July 2014 on a 2.64-for-1 basis.

Redemption Rights

At the written election of at least 60% of the holders of the Redeemable Preferred Stock, voting together as a single class on an as-converted basis, the shares of such Redeemable Preferred Stock outstanding were redeemable, at any time on or after May 31, 2018, in three equal annual installments commencing sixty days after receipt of the required vote, in an amount equal to the Original Issue Price per share of Redeemable Preferred Stock plus all declared but unpaid dividends thereon.

The carrying values of the Redeemable Preferred Stock was being accreted to their redemption values through their respective redemption dates.